Goodwill (Tables)	3 Months Ended
Mar. 31, 2014
Goodwill [Abstract]
Schedule Of Goodwill

	Transportation & International Finance	North American Commercial Finance	Total

Balance at December 31, 2013	$ 183.1	$ 151.5	$ 334.6
Acquisitions	68.9	-	68.9
Balance at March 31, 2014	$ 252.0	$ 151.5	$ 403.5